Other Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Line Items]
Unused line of credit	$ 8,000,000	$ 1,000,000
Maximum borrowing for line of credit	8,000,000	1,000,000
Line of credit with a commercial bank	0	0
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Outstanding borrowings	0	$ 0
Debt instrument maximum borrowing capacity amount	$ 40,448,000